Deferred consideration - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 18, 2025	Dec. 31, 2025	Dec. 31, 2024
Actuarial assumption of discount rates
Contingent Consideration [Line Items]
Percentage of reasonably possible increase in actuarial assumption		1.00%
Percentage of reasonably possible decrease in actuarial assumption		1.00%
Decrease in fair value with 1% increase in discount rate		$ 530
Increase in fair value with 1% decrease in discount rate		$ 560
Kabanga Nickel Limited
Contingent Consideration [Line Items]
Percentage of ownership (%)	100.00%	100.00%	83.00%
Contingent consideration recognised as of acquisition date	$ 10,000
Contingent consideration minimum threshold aggregate funding raised	$ 250,000
Reference share price (in dollars per share)	$ 4.16
Reference amount of share price performance	$ 28,000
Maximum amount of payment for contingent consideration arrangements	83,000
Maximum amount of payment for contingent consideration arrangements resettlement action plan triggering event	$ 75,000
Resettlement action plan period	12 months
Delayed case period	12 months
Kabanga Nickel Limited | First Deferred Cash Payment
Contingent Consideration [Line Items]
Contingent consideration period payable post minimum threshold reached	30 days
Contingent consideration minimum threshold period post milestone reached	12 months
Kabanga Nickel Limited | Second Deferred Cash Payment
Contingent Consideration [Line Items]
Contingent consideration period payable post minimum threshold reached	30 days
Contingent consideration minimum threshold period post milestone reached	12 months
BHP | Kabanga Nickel Limited
Contingent Consideration [Line Items]
Percentage of interest	17.00%